No. 333-59093

811-08879

As filed with the Securities and Exchange Commission on May 21, 2012

Form N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 33

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 34

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 446-3330

Maura A. Murphy, Esq.

(Secretary of the Trust)

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Copies of communications to:

Christopher P. Harvey, Esq.

Dechert LLP

200 Clarendon Street

Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

This post-effective amendment designates a new effective

☐	date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 33 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 21st day of May, 2012. The Registrant represents this post-effective amendment no. 33 meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

SUN CAPITAL ADVISERS TRUST

By:	/s/ John T. Donnelly
John T. Donnelly
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 33 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ John T. Donnelly	President	May 21, 2012
John T. Donnelly	and Trustee

/s/ Lena Metelitsa	Chief Financial Officer	May 21, 2012
Lena Metelitsa

Michael P. Castellano*	Trustee
Michael P. Castellano

Scott M. Davis*	Trustee
Scott M. Davis

Dawn-Marie Driscoll*	Trustee
Dawn-Marie Driscoll

Keith R. Fox*	Trustee
Keith R. Fox

Carol A. Kosel*	Trustee
Carol A. Kosel

William N. Searcy*	Trustee
William N. Searcy

*By: /s/ Lena Metelitsa		May 21, 2012
Lena Metelitsa
Power of Attorney

*	Pursuant to Powers of Attorney for Michael P. Castellano, Scott M. Davis, Dawn-Marie Driscoll, Keith R. Fox, Carol A. Kosel and William N. Searcy, which are incorporated by reference to post-effective amendment no. 30 to the Registration Statement filed on April 28, 2011.

Sun Capital Advisers Trust

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase